SCHEDULE OF PREFERRED SHARES ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Accretion on Preferred Shares to redemption value				$ 43,914,707
Accretion on Preferred Shares to redemption value		$ (35,930,979)		(43,914,707)
Treasury Stock, Preferred [Member]
Balances at December 31, 2024	$ 2,958,555	$ 322,542,263		$ 113,462,707
Balance, shares		70,447,928		27,403,404
Acquisition of Ninjas in Pyjamas				$ 168,000,000
Acquisition of Ninjas in Pyjamas, shares				43,044,524
Accretion on Preferred Shares to redemption value		$ 35,930,979		$ 43,914,707
Exchange rate difference		(2,726,807)		(2,835,151)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (355,746,435)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, shares		(70,447,928)
Initial fair value of redeemable non-controlling interests	$ 2,230,787	$ 2,841,123
Net loss attributed to redeemable non-controlling interests	(97,179)	119,123
Exchange rate difference	(35,886)	(1,691)
Accretion on Preferred Shares to redemption value	30,304
Disposal of redeemable non-controlling interests	(2,861,547)
Balances at December 31, 2025	$ 2,296,805	$ 2,958,555		$ 322,542,263
Balance, shares				70,447,928
Treasury Stock, Preferred [Member] | Preferred Class A [Member]
Balances at December 31, 2024		$ 114,893,066		$ 97,400,393
Balance, shares		24,709,527	[1]	24,709,527	[1]
Acquisition of Ninjas in Pyjamas
Accretion on Preferred Shares to redemption value		$ 11,381,375		20,327,824
Exchange rate difference		(2,726,807)		(2,835,151)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (123,547,634)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, shares		(24,709,527)
Initial fair value of redeemable non-controlling interests
Net loss attributed to redeemable non-controlling interests
Exchange rate difference
Disposal of redeemable non-controlling interests
Balances at December 31, 2025				$ 114,893,066
Balance, shares				24,709,527	[1]
Treasury Stock, Preferred [Member] | Preferred Class B [Member]
Balances at December 31, 2024		$ 16,766,736		$ 16,062,314
Balance, shares		2,693,877	[1]	2,693,877	[1]
Acquisition of Ninjas in Pyjamas
Accretion on Preferred Shares to redemption value		$ 209,445		704,422
Exchange rate difference
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (16,976,181)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, shares		(2,693,877)
Initial fair value of redeemable non-controlling interests
Net loss attributed to redeemable non-controlling interests
Exchange rate difference
Disposal of redeemable non-controlling interests
Balances at December 31, 2025				$ 16,766,736
Balance, shares				2,693,877	[1]
Treasury Stock, Preferred [Member] | Preferred Class B-1 [Member]
Balances at December 31, 2024		$ 190,882,461
Balance, shares		43,044,524
Acquisition of Ninjas in Pyjamas				$ 168,000,000
Acquisition of Ninjas in Pyjamas, shares				43,044,524
Accretion on Preferred Shares to redemption value		$ 24,340,159		$ 22,882,461
Exchange rate difference
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (215,222,620)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, shares		(43,044,524)
Initial fair value of redeemable non-controlling interests
Net loss attributed to redeemable non-controlling interests
Exchange rate difference
Disposal of redeemable non-controlling interests
Balances at December 31, 2025				$ 190,882,461
Balance, shares				43,044,524
Redeemable Non Controlling Interests [Member]
Balances at December 31, 2024	$ 2,958,555
Acquisition of Ninjas in Pyjamas
Accretion on Preferred Shares to redemption value
Exchange rate difference
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO
Initial fair value of redeemable non-controlling interests	2,230,787	2,841,123
Net loss attributed to redeemable non-controlling interests	(97,179)	119,123
Exchange rate difference	35,886	(1,691)
Accretion on Preferred Shares to redemption value	30,304
Disposal of redeemable non-controlling interests	(2,861,547)
Balances at December 31, 2025	$ 2,296,805	$ 2,958,555

[1]	The shares and per share data are presented on a retroactive basis to reflect the stock split (Note 16)